                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2007
Payment Date                                                                                                  11/15/2007
Transaction Month                                                                                                      1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $3,369,998,998.08              199,541              49.3 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------   ----------------------
Original Securities:
   Class A-1 Notes                                       $  771,000,000.00             5.29180%         October 15, 2008
   Class A-2a Notes                                      $  200,000,000.00               5.260%            June 15, 2010
   Class A-2b Notes                                      $  863,700,000.00   one-month LIBOR +             June 15, 2010
   Class A-3a Notes                                      $  410,500,000.00               5.150%        November 15, 2011
   Class A-3b Notes                                      $  400,000,000.00   one-month LIBOR +         November 15, 2011
   Class A-4a Notes                                      $  173,100,000.00               5.240%            July 15, 2012
   Class A-4b Notes                                      $   80,000,000.00   one-month LIBOR +             July 15, 2012
   Class B Notes                                         $   91,600,000.00               5.690%        November 15, 2012
   Class C Notes                                         $   61,000,000.00               6.330%             May 15, 2013
   Class D Notes                                         $   61,000,000.00               7.790%             May 15, 2014
                                                         -----------------
   Total                                                 $3,111,900,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                  $ 12,638,987.51

PRINCIPAL:
   Principal Collections                                                                                 $ 87,156,843.79
   Prepayments in Full                                                                                   $ 32,890,111.91
   Liquidation Proceeds                                                                                  $      4,028.99
   Recoveries                                                                                            $          0.00
                                                                                                         ---------------
      SUB TOTAL                                                                                          $120,050,984.69
                                                                                                         ---------------
COLLECTIONS                                                                                              $132,689,972.20

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                 $  1,163,532.45
   Purchase Amounts Related to Interest                                                                  $      5,420.47
                                                                                                         ---------------
      SUB TOTAL                                                                                          $  1,168,952.92

Clean-up Call                                                                                            $          0.00

Reserve Account Draw Amount                                                                              $          0.00
Net Swap Receipt - Tranche A-2b                                                                          $    266,667.37
Net Swap Receipt - Tranche A-3b                                                                          $    154,722.23
Net Swap Receipt - Tranche A-4b                                                                          $     27,300.00
                                                                                                         ---------------
AVAILABLE FUNDS                                                                                          $134,307,614.72

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2007
Payment Date                                                                                                  11/15/2007
Transaction Month                                                                                                      1

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                            CALCULATED AMOUNT      AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                            -----------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses            $            0.00   $          0.00   $    0.00   $    0.00   $134,307,614.72
Indenture Trustee Fees and                 $            0.00   $          0.00   $    0.00   $    0.00   $134,307,614.72
Servicing Fee                              $    2,808,332.50   $  2,808,332.50   $    0.00   $    0.00   $131,499,282.22
Net Swap Payment - Tranche A-2b            $            0.00   $          0.00   $    0.00   $    0.00   $131,499,282.22
Net Swap Payment - Tranche A-3b            $            0.00   $          0.00   $    0.00   $    0.00   $131,499,282.22
Net Swap Payment - Tranche A-4b            $            0.00   $          0.00   $    0.00   $    0.00   $131,499,282.22
Swap Termination Payment                   $            0.00   $          0.00   $    0.00   $    0.00   $131,499,282.22
Interest - Class A-1 Notes                 $    3,286,648.78   $  3,286,648.78   $    0.00   $    0.00   $128,212,633.44
Interest - Class A-2a Notes                $      818,222.22   $    818,222.22   $    0.00   $    0.00   $127,394,411.22
Interest - Class A-2b Notes                $    3,739,701.04   $  3,739,701.04   $    0.00   $    0.00   $123,654,710.18
Interest - Class A-3a Notes                $    1,644,280.56   $  1,644,280.56   $    0.00   $    0.00   $122,010,429.62
Interest - Class A-3b Notes                $    1,735,166.67   $  1,735,166.67   $    0.00   $    0.00   $120,275,262.95
Interest - Class A-4a Notes                $      705,478.67   $    705,478.67   $    0.00   $    0.00   $119,569,784.28
Interest - Class A-4b Notes                $      349,611.11   $    349,611.11   $    0.00   $    0.00   $119,220,173.17
First Priority Principal Payment           $            0.00   $          0.00   $    0.00   $    0.00   $119,220,173.17
Interest - Class B Notes                   $      405,380.89   $    405,380.89   $    0.00   $    0.00   $118,814,792.28
Second Priority Principal Payment          $   48,130,859.34   $ 48,130,859.34   $    0.00   $    0.00   $ 70,683,932.94
Interest - Class C Notes                   $      300,323.33   $    300,323.33   $    0.00   $    0.00   $ 70,383,609.61
Third Priority Principal Payment           $   61,000,000.00   $ 61,000,000.00   $    0.00   $    0.00   $  9,383,609.61
Interest - Class D Notes                   $      369,592.22   $    369,592.22   $    0.00   $    0.00   $  9,014,017.39
Reserve Account Deposit                    $            0.00   $          0.00   $    0.00   $    0.00   $  9,014,017.39
Regular Principal Payment                  $  661,869,140.66   $  9,014,017.39   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination              $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor             $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
                                                               ---------------
TOTAL                                                          $134,307,614.72

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $          0.00
                                                                      Second Priority Principal Payment  $ 48,130,859.34
                                                                      Third Priority Principal Payment   $ 61,000,000.00
                                                                      Regular Principal Payment          $  9,014,017.39
                                                                                                         ---------------
                                                                      TOTAL                              $118,144,876.73

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                      -------------------------------   ------------------------------   -------------------------------
                                        PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                           ORIGINAL                         ORIGINAL                          ORIGINAL
                          ACTUAL           BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                      ---------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes       $118,144,876.73   $      153.24   $ 3,286,648.78   $        4.26   $121,431,525.51   $     157.50
Class A-2a Notes      $          0.00   $        0.00   $   818,222.22   $        4.09   $    818,222.22   $       4.09
Class A-2b Notes      $          0.00   $        0.00   $ 3,739,701.04   $        4.33   $  3,739,701.04   $       4.33
Class A-3a Notes      $          0.00   $        0.00   $ 1,644,280.56   $        4.01   $  1,644,280.56   $       4.01
Class A-3b Notes      $          0.00   $        0.00   $ 1,735,166.67   $        4.34   $  1,735,166.67   $       4.34
Class A-4a Notes      $          0.00   $        0.00   $   705,478.67   $        4.08   $    705,478.67   $       4.08
Class A-4b Notes      $          0.00   $        0.00   $   349,611.11   $        4.37   $    349,611.11   $       4.37
Class B Notes         $          0.00   $        0.00   $   405,380.89   $        4.43   $    405,380.89   $       4.43
Class C Notes         $          0.00   $        0.00   $   300,323.33   $        4.92   $    300,323.33   $       4.92
Class D Notes         $          0.00   $        0.00   $   369,592.22   $        6.06   $    369,592.22   $       6.06
                      ---------------                   --------------                   ---------------
TOTAL                 $118,144,876.73                   $13,354,405.49                   $131,499,282.22

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2007
Payment Date                                                                                                  11/15/2007
Transaction Month                                                                                                      1

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------

Class A-1 Notes                                       $  771,000,000.00      1.0000000   $  652,855,123.27     0.8467641
Class A-2a Notes                                      $  200,000,000.00      1.0000000   $  200,000,000.00     1.0000000
Class A-2b Notes                                      $  863,700,000.00      1.0000000   $  863,700,000.00     1.0000000
Class A-3a Notes                                      $  410,500,000.00      1.0000000   $  410,500,000.00     1.0000000
Class A-3b Notes                                      $  400,000,000.00      1.0000000   $  400,000,000.00     1.0000000
Class A-4a Notes                                      $  173,100,000.00      1.0000000   $  173,100,000.00     1.0000000
Class A-4b Notes                                      $   80,000,000.00      1.0000000   $   80,000,000.00     1.0000000
Class B Notes                                         $   91,600,000.00      1.0000000   $   91,600,000.00     1.0000000
Class C Notes                                         $   61,000,000.00      1.0000000   $   61,000,000.00     1.0000000
Class D Notes                                         $   61,000,000.00      1.0000000   $   61,000,000.00     1.0000000
                                                      -----------------      ---------   -----------------     ---------
TOTAL                                                 $3,111,900,000.00      1.0000000   $2,993,755,123.27     0.9620345
POOL INFORMATION
   Weighted Average APR                                                          4.355%                            4.346%
   Weighted Average Remaining Term                                               49.30                             48.73
   Number of Receivables Outstanding                                           199,541                           196,207
   Pool Balance                                                      $3,369,998,998.08                 $3,248,778,394.18
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $3,050,885,966.44                 $2,941,769,140.66
   Pool Factor                                                               1.0000000                         0.9640295

VI. OVERCOLLATERALIZATION INFORMATION
Specified Reserve  Balance                                                                             $   16,849,994.99
Targeted Credit Enhancement Amount                                                                     $   32,487,783.94
Yield Supplement Overcollateralization Amount                                                          $  307,009,253.52
Targeted Overcollateralization Amount                                                                  $  322,647,042.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                              $  255,023,270.91


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account                                                                              $   16,849,994.99
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   16,849,994.99
Change in Reserve Account                                                                              $            0.00
Specified Reserve Balance                                                                              $   16,849,994.99

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2007
Payment Date                                                                                                  11/15/2007
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                            # OF RECEIVABLES     AMOUNT
                                                                                            ----------------   ---------
Realized Loss                                                                                            268   $6,086.76
(Recoveries)                                                                                               0   $    0.00
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                       $6,086.76
Cumulative Net Losses Last Collection                                                                          $    0.00
                                                                                                               ---------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                               $6,086.76
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.00%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES       AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.62%             1,109   $20,231,273.14
61-90 Days Delinquent                                                           0.01%                10   $   174,880.69
91-120 Days Delinquent                                                          0.00%                 2   $    21,534.70
Over 120 Days Delinquent                                                        0.00%                 0   $         0.00
                                                                                -----             -----   --------------

TOTAL DELINQUENT RECEIVABLES                                                    0.63%             1,121   $20,427,688.53

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 23   $   584,850.90
Total Repossesed Inventory                                                                           23   $   602,382.69

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0022%
Three Month Average                                                                                               0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0061%
Three Month Average                                                                                               0.0000%